Changes in Capital Accounts	12 Months Ended
Dec. 31, 2022
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
10.     Changes in Capital Accounts

(a) Company’s Preferred Stock: As of December 31, 2022 and 2021, the Company’s authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.01 per share. Of these preferred shares, 1,250,000 have been designated Series A preferred shares, 1,200,000 have been designated Series B preferred shares, and 1,587,314 have been designated as Series C Preferred Shares (see paragraph (b) below). As of December 31, 2022, 136,261 Series B preferred shares and 1,314,792 Series C preferred shares were issued and outstanding, while as of December 31, 2021, no preferred stock was issued and outstanding.

(b) Tender Offer to Exchange Common Shares for Shares of Series B Convertible Cumulative Perpetual Preferred Stock, and Issuance of Shares of Series C Convertible Cumulative Perpetual Preferred Stock: In December 2021, the Company commenced an offer to exchange up to 271,078 of its then issued and outstanding common shares, par value $0.01 per share, for newly issued shares of the Company’s Series B Convertible Cumulative Perpetual Preferred Stock (“Series B Preferred Shares”), par value $0.01, at a ratio of 4.20 Series B Preferred Shares for each common Share.

The material terms of the Series B Preferred Shares are as follows: 1) Dividends: The Company pays a 4.00% annual dividend on the Series B Preferred Shares, on a quarterly basis, either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date; 2) Voting Rights: Each Series B Preferred Share has no voting rights; 3) Conversion Rights: Each Series B Preferred Share is convertible at the option of the holder during the applicable conversion period and for additional cash consideration of $7.50 per converted Series B Preferred Share, into two Series C Preferred Shares (see description below); 4) Liquidation: Each Series B Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series B Preferred Shares are not subject to mandatory redemption or to any sinking fund requirements, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. Also, upon the occurrence of a liquidation event, holders of Series B Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series B Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: Finally, the Series B Preferred Shares rank senior to common shares with respect to dividend distributions and distributions upon any liquidation, winding up or dissolution of the Company.

The tender offer expired on January 27, 2022, and a total of 188,974 common shares were validly tendered and accepted for exchange, which resulted in the issuance of 793,657 Series B Preferred Shares (with aggregate liquidation preference of $19,841), out of which 657,396 were acquired by Aliki Paliou through Mango (Note 5), and 28,171 were acquired by Andreas Michalopoulos. For 2022, declared and paid dividends on Series B preferred shares amounted to $530 (or $0.875 per each Series B preferred share) which represented the dividends calculated for the period from February 2, 2022 (date of issuance of the Series B preferred shares) until December 15, 2022, out of which $411 were dividends paid to Mango for its Series B preferred shares (Note 5). As of December 31, 2022, accrued and not paid dividends on the Series B preferred shares amounted to $7.

On October 17, 2022, the Company entered into a stock purchase agreement with Mango, pursuant to which it agreed to issue to Mango in a private placement 1,314,792 shares (with aggregate liquidation preference of $32,870) of its newly-designated Series C Convertible Cumulative Redeemable Perpetual Preferred Stock (“Series C Preferred Shares”) in exchange for (i) all 657,396 Series B Preferred Shares held by Mango and (ii) the agreement by Mango to apply $4,930 (an amount equal to the aggregate cash conversion price payable upon conversion of such Series B Preferred Shares into Series C Preferred Shares pursuant to their terms) as a prepayment by the Company of the unsecured credit facility agreement dated March 2, 2022 (Note 5) and made between the Company as borrower and Mango as lender, maturing in March 2023 and bearing interest at 9.0% per annum. The Company repaid on October 19, 2022 the remaining amount due to the credit facility of $70, and any remaining accrued interest, and terminated the loan agreement with Mango. The transaction was approved by a special independent committee of the Company’s Board of Directors. The authorized number of Series C Preferred Shares, par value $0.01 and $25.00 liquidation preference, is 1,587,314, out of which 1,314,792 shares were issued to Mango.

The remaining Series C Preferred Shares can be issued not earlier than one year from the date of original issuance of the Series B Preferred Shares (Note 15). The material terms of the Series C Preferred Shares are as follows: 1) Dividends: Dividends on each Series C Preferred Share shall be cumulative and shall accrue at a rate equal to 5.00% per annum of the Series C liquidation preference per Series C Preferred Share from the dividend payment date immediately preceding issuance, and can be paid either in cash, or, at the Company’s option, through the issuance of additional common shares; 2) Voting Rights: Each holder of Series C Preferred Shares is entitled, from the date of issuance of the Series C Preferred Shares, to a number of votes equal to the number of Common Shares into which such holder’s Series C Preferred Shares would then be convertible (notwithstanding the requirement that the Series C Preferred Shares are convertible only after six months following the Original Issuance Date), multiplied by 10. The holders of Series C Preferred Shares shall vote together as one class with the holders of Common Shares on all matters submitted to a vote of the Company’s shareholders (with certain exceptions); 3) Conversion Rights: The Series C Preferred Shares are convertible into common shares (i) at the option of the holder: in whole or in part, at any time on or after the date that is the date immediately following the six-month anniversary of the Original Issuance Date at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including the date of conversion, divided by an initial conversion price of $0.50, subject to adjustment from time to time, or (ii) mandatorily: on any date within the Series C Conversion Period,  being any time on or after the date that is the date immediately following the six-month anniversary of October 17, 2022 (or “the Original Issuance Date”), on which less than 25% of the authorized number of Series C Preferred Shares are outstanding and the volume-weighted average price of the common shares for the 10 trading days preceding such date exceeds 130% of the conversion price in effect on such date, the Company may elect that all, or a portion of the outstanding Series C Preferred Shares shall mandatorily convert into common shares at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including such date, divided by the conversion price.  The conversion price is subject to adjustment for any stock splits, reverse stock splits or stock dividends, and shall also be adjusted to the lowest price of issuance of common stock by the Company for any registered offering following the Original Issuance Date, provided that such adjusted conversion price shall not be less than $0.50 (this conversion price adjustment clause is further analyzed later); 4) Liquidation: Each Series C Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series C Preferred Shares are not subject to mandatory redemption, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, in whole or in part, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. The Company shall effect any such redemption by paying a) cash or, b) at the Company’s election, and provided on the date of the redemption notice less than 25% of the authorized number of Series C are outstanding, shares of common stock valued at the volume-weighted average price of common stock for the last 10 trading days prior to the redemption date. Also, upon the occurrence of a liquidation event, holders of Series C Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series C Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: The Series C Preferred Shares rank senior to common shares, and on a parity with the Series B Preferred Stock, with respect to dividend distributions and distributions upon any liquidation.

For 2022, declared and paid dividends on the Series C preferred shares held by Mango amounted to $411 (or $0.3125 per each Series C preferred share), which represented the dividends calculated for the period from September 15, 2022 until December 15, 2022. On December 31, 2022, accrued and not paid dividends on the Series C preferred shares held by Mango, amounted to $82 (Note 5).

The Company, when assessing the accounting of the Series B preferred stock, has taken into consideration the provisions of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and determined that the Series B preferred shares should be classified as permanent equity rather than temporary equity or liability. The preferred stock was measured as of the date of closing of the tender offer, being January 27, 2022, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $18,030. The fair value of the preferred stock weighted the probabilities: a) that the Series B are not further exchanged for Preferred C shares, and b) that the Series B are converted to Series C on the applicable conversion date. The fair value of the conversion option embedded in the Series C Preferred Shares was estimated using the Black & Scholes model. Moreover, the Company’s valuation used the following assumptions: (a) stated dividend yields for the Series B preferred stock and Series C preferred stock, (b) cost of equity of 11.07%, based on the CAPM theory; (c) expected volatility of 77%, (d) risk free rate of 1.66% determined by management using the applicable 5-year treasury yield as of the measurement date, (e) market value of common stock of $3.09 (which was the current market price as of the date of the fair value measurement) and (f) expected life of convertibility option of the Series C preferred shares to common shares of 4 years. The Company applied option moneyness scenarios and determined the aforementioned assumptions of volatility and expected life of the convertibility option. The Company’s valuation determined that the exchange resulted in an excess value of the Series B preferred shares of $9,271, or $11.68 per preferred share, as compared to the fair value of the common shares exchanged, that was transferred from the common holders to the preferred holders on the measurement date, and that that value represented a deemed dividend to the preferred holders that should be deducted from the net income from continuing operations to arrive to the net income available to common stockholders from continuing operations (Note 12). The fair value of the common shares exchanged on the measurement date of $8,759 was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the exchange).

Accordingly, in its assessment for the accounting of the Series C preferred stock, the Company has taken into consideration the provisions of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and determined that the Series C preferred shares should be classified as permanent equity rather than temporary equity or liability. The Series C preferred stock was measured as of the date of their issuance, being October 17, 2022, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $26,809. The fair value of the preferred stock was estimated as the sum of two components: a) the “straight” preferred stock component, using the discounted cash flow model, and b) the embedded option component, using the Black & Scholes model. For this assessment, the Company’s valuation used the following assumptions: (a) stated dividend yield for the Series C preferred stock (b) cost of equity of 10.38%, based on the CAPM theory; (c) expected volatility of 89%, (d) risk free rate of 4.23% determined by management using the applicable 5-year treasury yield as of the measurement date, (e) market value of common stock of $0.31 (which was the current market price as of the date of the fair value measurement), and (f) expected life of  convertibility option of the Series C preferred shares to common shares of 4 years. The Company applied option moneyness scenarios and determined the aforementioned assumptions of volatility and expected life of the convertibility option. The Company’s valuation determined that the transaction resulted in an excess value of the Series C preferred shares of $6,944, or $5.28 per preferred share, as compared to the sum of the amount of $4,930 (being the carrying value of the amount applied by the Company as a prepayment to the loan facility with Mango) and the carrying value of the Series B preferred shares exchanged, that was transferred from the preferred Series B holders to the preferred Series C holders on the measurement date, and that that value represented a deemed dividend to the preferred Series C holders that should be deducted from the net income from continuing operations to arrive to the net income available to common stockholders from continuing operations (Note 12). The carrying value of the Series B preferred shares exchanged by Mango on the measurement date was $14,935.

As discussed above, the conversion price adjustment clause of the Series C Preferred Shares provides for a reduction in the initial conversion price in case, subsequent to the issuance of the Series C preferred shares, any of the following, among others, happens: a) upon stock dividend, split, or reverse stock split, or b) in case the Company issues equity securities at prices below the conversion price of the Series C preferred shares then in effect. The Company concluded that the feature mentioned in b) above provides protection to investors in promising to give each Series C holder investor the lowest pricing available to any other investors, rather than protecting against true economic dilution, and accordingly, this feature constitutes a down round feature. Following the reverse stock split that was effected in November 2022 (discussed later in paragraph (h)) the conversion price has been adjusted in November 2022 from $0.50 to $7.50. Later, on December 12, 2022, because of the issuance of common shares through the ATM offering (discussed later in paragraph (e)), the conversion price has been further adjusted to $3.51, and at that date the Company assessed that the down round feature was triggered. To measure the effect of the down round feature the Company performed fair value measurements by applying the same methodology as per initial fair value measurement for Series C preferred stock. For this assessment the Company updated the Level 3 inputs as follows: (a) expected volatility of 87% for the valuation of the instrument based on the initial conversion price of $7.50, and 118% for the valuation of the instrument based on the reduced conversion price of $3.51, and (b) expected life of  convertibility option of the Series C preferred shares to common shares of 5 years for the valuation of the instrument based on the initial conversion price of $7.50, and 1 year for the valuation of the instrument based on the reduced conversion price of $3.51. The Company applied option moneyness scenarios and determined the aforementioned assumptions of volatility and expected life of the convertibility option. In this respect, the Company determined an aggregate measurement of the down round feature of $5,930, which was accounted for as a deemed dividend that should be deducted from the net income from continuing operations to arrive to the net income available to common stockholders (Note 12).

The fair values of the Series B and Series C Preferred Shares at their issuance, as well as the fair value of the Series C Preferred Shares that were assessed on the date of triggering of the down-round feature as discussed above, were determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs. Determining the fair value of the preferred stock requires management to make judgments about the valuation methodologies, including the unobservable inputs and other assumptions and estimates, which are significant in the valuation of the preferred stock.

(c) Compensation Cost on Stock Option Awards: On January 1, 2021, the Company granted to its Chief Financial Officer stock options to purchase 8,000 of the Company’s common shares as share-based remuneration. The stock options, which were granted pursuant to, and in accordance with, the Company’s Equity Incentive Plan, have been approved by the Company’s board of directors, and have a term of five years. The exercise prices of the options are as follows: 2,000 shares for an exercise price of $150.00 per share, 1,667 shares for an exercise price of $187.50 per share, 1,333 shares for an exercise price of $225.00 per share, 1,000 shares for an exercise price of $300.00 per share, 1,000 shares for an exercise price of $375.00 per share, and 1,000 shares for an exercise price of $450.00 per share.

In its assessment for the accounting of the stock options awards, the Company has taken into consideration the provisions of ASC 718 “Compensation – Stock Compensation” and determined that these stock options should be classified as equity rather than liability.  The award was measured on the grant date, being January 1, 2021, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $134. The fair value of the stock option was estimated using the binomial-pricing model with the following assumptions: (a) 6% dividend yield, assumed based on Company’s stated dividend policy and existing capital structure, (b) weighted average expected volatility of 75%, (c) risk free rate of 0.36% determined by management using the applicable 5-year treasury yield as of the measurement date, (d) market value of common stock of $4.64 (which was the current market price as of the date of the fair value measurement) and (e) expected life of 5 years as at January 1, 2021. Until December 31, 2022, no stock options were exercised, and in 2021 the full amount of $134 was recognized as compensation cost in General and administrative expenses in the accompanying statements of operations.

(d) Compensation Cost on Restricted Common Stock: On December 30, 2020, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan (or the “Plan”), to increase the aggregate number of shares issuable under the plan to 35,922 shares, and further approved 4,481 restricted common shares to be issued on the same date as an award to the Company’s directors. The fair value of the award was $320 and was calculated by using the share closing price of December 29, 2020. One fourth of the shares vested on December 30, 2020, and the remainder three fourths vest ratably over three years from the issuance date. As at December 31, 2022, 31,441 restricted common shares remained reserved for issuance under the Plan.

Following the resignation of four of the Company’s board members on February 28, 2022, the Company decided to accelerate the vesting of any unvested shares on the date of their resignation as a severance benefit and the Company recognized the corresponding compensation cost during the first quarter of 2022. During 2022, 2021 and 2020, the aggregate compensation cost on restricted stock amounted to $107, $134 and $1,916 respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2022 and 2021, the total unrecognized compensation cost relating to restricted share awards was $52 and $159, respectively.

During 2022, 2021 and 2020, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2019	25,904	$133.50
Granted	4,481	71.40
Vested	(23,713)	131.10
Forfeited or expired	-	-
Outstanding at December 31, 2020	6,672	$100.65
Granted	-	-
Vested	(4,432)	115.50
Forfeited or expired	-	-
Outstanding at December 31, 2021	2,240	71.40
Granted	-	-
Vested	(1,890)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2022	350	$71.40

As at December 31, 2022, the weighted-average period over which the total compensation cost related to non-vested restricted stock, as presented above, is expected to be recognized, is 0.99 years.

(e) At The Market (“ATM”) Offering: On March 5, 2021, the Company entered into an At The Market (or “ATM”) Offering Agreement with H.C. Wainwright & Co., LLC (“Wainwright”), as sales agent, pursuant to which the Company could offer and sell, from time to time, up to an aggregate of $5,900 of its common shares, par value $0.01 per share. During 2022, a total of 35,128 common shares were issued as part of the Company’s ATM offering with Wainwright, and the net proceeds received, after deducting underwriting commissions and other expenses, amounted to $1,338. The Company terminated the specific ATM agreement effective August 23, 2022.

Furthermore, on December 9, 2022, the Company entered into an At The Market (or “ATM”) Offering Agreement with Virtu Americas LLC (“Virtu”), as sales agent, pursuant to which the Company could offer and sell, from time to time, up to an aggregate of $30,000 of its common shares, par value $0.01 per share. During 2022, a total of 140,379 common shares were issued as part of the Company’s ATM offering with Virtu, and the net proceeds received, after deducting underwriting commissions and other expenses, amounted to $450. Subsequent to the balance sheet date and up to February 27, 2023, when the Company terminated its ATM agreement with Virtu, a total of 224,817 shares of the Company’s common stock were issued as part of the Company’s ATM offering (Note 15).

(f) Equity Offerings: On June 1, 2022, the Company completed its underwritten public offering of 508,000 units at a price of $15.75 per unit. Each unit consists of one common share (or pre-funded warrant in lieu thereof) and one Class A warrant (the “June 2022 Warrants”) to purchase one common share and was immediately separated upon issuance. Each Class A warrant was immediately exercisable for one common share at an exercise price of $15.75 per share and has a maturity of five years from issuance and can be either physically settled or through the means of a cashless exercise. The Company may at any time during the term of its warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in each warrants’ agreements. The Class A warrants and the pre-funded warrants do not have any voting, dividend or participation rights, nor do they have any liquidation preferences. The Company had granted the underwriters a 45-day option to purchase up to an additional 76,200 common shares and/or prefunded warrants and/or 76,200 Class A warrants, at the public offering price, less underwriting discounts and commissions. The offering closed on June 1, 2022, and the Company received net proceeds, after underwriting discounts and commissions and expenses, of $7,126 including the partial exercise of the over-allotment option by the underwriters of 59,366 Class A Warrants to purchase up to 59,366 common shares at $0.01 per share.

Furthermore, on July 18, 2022, the Company completed a direct offering of 1,133,333 common shares and warrants to purchase up to 1,133,333 common shares (the “July 2022 Warrants”) at a concurrent private placement. The combined effective purchase price for one common share and one warrant to purchase one common share was $5.25. Each warrant is immediately exercisable for one common share at an initial exercise price of $5.25 per share, and will expire in five and a half years from issuance. The July 2022 Warrants have similar terms to the June Warrants, with the only significant difference being the existence of an exercise price adjustment clause (discussed below), which was assessed by the Company as a down round feature. Further to the registered direct offering of August 12, 2022 (discussed below) the July 2022 Warrants’ exercise price has been reduced to $4.75, and following the share issuances through the Company’s ATM offering in December 2022 (discussed previously), the July 2022 Warrants’ exercise price has been reduced to $3.51, according to the terms of the Form of Warrant, as has been further reduced to $1.65 subsequent to the balance sheet date. The offering closed on July 19, 2022, and the Company received net proceeds, after underwriting discounts and commissions and expenses, of approximately $5,271.

Finally, on August 12, 2022, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to purchase 2,222,222 of its common shares and warrants to purchase 2,222,222 common shares (the “August 2022 Warrants”) at a price of $6.75 per common share and accompanying warrant in a registered direct offering. The August Warrants are immediately exercisable, expire five years from the date of issuance, and had an initial exercise price of $6.75 per common share. The August 2022 Warrants have similar terms to the July 2022 Warrants, including the exercise price adjustment clause that constitutes a down-round feature. Further to the share issuances through the Company’s ATM offering in December 2022 (discussed previously), the August 2022 Warrants’ exercise price has been reduced to $3.51, according to the terms of the Form of Warrant, as has been further reduced to $1.65 subsequent to the balance sheet date. The offering closed on August 16, 2022, and the Company received net proceeds, after deducting underwriting discounts and commissions and expenses, of approximately $13,707.

The exercise price adjustment clause of the July 2022 and August 2022 Warrants provides for a reduction in the warrants’ initial exercise price in case the company, subsequent to the warrants issuance: a) issues equity securities at prices below the initial exercise price of the July 2022 and August 2022 Warrants, or b) the Company’s stock trades below the July 2022 and August 2022 Warrants’ exercise price during any of the five trading sessions following the issuance of such equity securities. The Company concluded that the specific feature provides protection to investors in promising to give each warrant holder investor the lowest pricing available to any other investors, rather than protecting against true economic dilution, and accordingly, this feature constitutes a down round feature. Following the Company’s registered offering in August 2022 (discussed later), the down round feature of the July 2022 Warrants was triggered. Consequently, the Company measured the value of the effect of the feature as of the August 18, 2022, being the date that the down round feature was triggered and determined an approximate measurement of the down round feature of $22, which was accounted for as a deemed dividend. Moreover, following the ATM offering with Virtu (discussed previously) during which common shares were issued, the down round features of the July 2022 and August 2022 Warrants were triggered. In this respect, the Company measured the value of the effect of the feature as of the dates that the down round features were triggered, being December 12, 2022 for both the July 2022 and the August 2022 Warrants, and determined an approximate measurement of the down round feature of $192 and $902, respectively, which were accounted for as deemed dividends. The deemed dividends resulting from the re-valuation of the July 2022 and August 2022 Warrants are deducted from the net income from continuing operations to arrive to the net income available to common stockholders (Note 12). The fair values of the warrants, that were assessed on the date of triggering of the down-round features as discussed previously, were determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs such as historical volatility.

As of December 31, 2022, the Company had 4,187,588 common shares outstanding, and none of the June 2022, July 2022 and August 2022 Warrants had been exercised.

(g) Reverse Stock Splits: With the intention of complying with NASDAQ’s minimum bid price requirements, the Company effected as of the opening of trading on November 15, 2022, a one-for-fifteen reverse stock split of its common shares, which was approved by shareholders at the Company’s 2022 Special Meeting of Shareholders held on November 7, 2022. Consequently, the Company regained compliance with Nasdaq Listing Rule 5450(a)(1), for the breach of which it was previously notified by the Nasdaq. The number of the Company’s common shares issued and outstanding at the date of the reverse stock split effectiveness was reduced from 60,728,363 to 4,047,209. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold fractional shares of the Company’s common stock received a cash payment in lieu of such fractional share.

Also on November 2, 2020, with the intention of complying with NASDAQ’s minimum bid price requirements, the Company effected as of the opening of trading a one-for-ten reverse stock split of its common shares, which was approved by shareholders at the Company’s 2020 Special Meeting of Shareholders held on October 29, 2020. Consequently, the Company regained compliance with Nasdaq Listing Rule 5450(a)(1), for the breach of which it was previously notified by the Nasdaq. The number of the Company’s common shares issued and outstanding at that date was reduced from 50,155,299 to 5,015,501. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold fractional shares of the Company’s common stock received a cash payment in lieu of such fractional share.